Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Schedule of share-based options granted

		No. of options	Vesting	Vesting
Type of options	Grant Date	outstanding	period	conditions
ESOP options	November 2021, depending on the employee	187,323*	2021 – 2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	36,789*	2022-2026	Service condition
Total share options outstanding as at December 31, 2024		224,112	—	—
*	Options granted refer to GDEV Inc. shares (adjusted for reverse share split)

Schedule of share-based payments expense

	2024	2023	2022
Class B complex vesting	68	313	702
Complex conditional upon listing	—	—	—
Employee stock option plan	1,210	1,719	3,049
Total recorded expenses	1,278	2,032	3,751
therein recognized:
within Game operation cost	—	57	121
within Selling and marketing expenses	45	115	242
within General and administrative expenses	1,233	1,860	3,388

Class A share-based payments
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing - related to
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the end of 2021 (units)	233,000	441,461	2,000
Forfeited	—	(29,431)	—
Outstanding at the end of 2022 (units)	233,000	412,030	2,000

Class B complex vesting (performance-based awards)
Share-based payments
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

			Complex
	Employee	Class B complex	conditional upon
	stock option	vesting -related to	listing - related to
	plan	GDEV Inc shares	GDEV Inc shares
Outstanding at the beginning of 2023 (units)	233,000	412,030	2,000
Granted during the period (units)	4,546	—	—
Exercised during the period (units)	(19,909)	(44,146)	(2,000)
Forfeited	(20,000)	(183,942)	—
Cancelled	—	(132,438)	—
Outstanding at the end of 2023 (units)	197,636	51,504	—

		Class B	Complex conditional
		complex vesting -	upon listing -
	Employee stock	related to GDEV	related to GDEV
	option plan	Inc shares	Inc shares
Outstanding at the beginning of 2024 (units)	197,636	51,504	—
Granted during the period (units)	22,620	—	—
Exercised during the period (units)	(7,933)	(14,715)	—
Forfeited	(25,000)	—	—
Outstanding at the end of 2024 (units)	187,323	36,789	—

Stock options granted in 2021
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

Modification of complex options
Share-based payments
Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12

*- applied to the result of fair value estimation.

**- total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.